Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 31,847	¥ 32,407
Additions	12,875	12,285
Transferred to property, plant and equipment	(5,354)	(11,813)
Transferred to right-of-use assets	(5,777)	(515)
Transferred to others	(291)	(517)
Ending balance	33,300	31,847
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,122	29,342
Additions	11,918	10,464
Transferred to property, plant and equipment	(4,425)	(9,230)
Transferred to right-of-use assets	(5,777)	(454)
Transferred to others	0	0
Ending balance	31,838	30,122
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,725	3,065
Additions	957	1,821
Transferred to property, plant and equipment	(929)	(2,583)
Transferred to right-of-use assets	0	(61)
Transferred to others	(291)	(517)
Ending balance	¥ 1,462	¥ 1,725